Shareholders’ Equity (Details) - USD ($)			6 Months Ended		12 Months Ended
	Feb. 18, 2022	Dec. 22, 2020	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jan. 02, 2024	Dec. 21, 2020
Shareholders’ Equity [Line Items]
Ordinary shares issued			31,904,468		31,904,468
Ordinary share, shares outstanding			31,904,468		31,904,468
Preferred share, shares issued
Preferred share, shares outstanding
Par value per share (in Dollars per share)			$ 0.0005		$ 0.0005
Conversion of convertible debt (in Dollars)
Convertible loans with fair value (in Dollars)				$ 595,000
Shares repurchased					80,097
Total repurchase cost (in Dollars)					$ 200,000
Warrants [Member]
Shareholders’ Equity [Line Items]
Offering price per share (in Dollars per share)						$ 1.4
Warrants outstanding and exercisable			1,205,254
Convertible loans with fair value (in Dollars)			$ 595,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Conversion of ordinary shares into convertible debt				2,153,796
Convertible loans with fair value (in Dollars)
Ordinary Shares [Member] | Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Conversion of ordinary shares into convertible debt					7,964,468
Minimum [Member] | Ordinary Shares [Member] | Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Conversion price per share (in Dollars per share)					$ 0.62
Maximum [Member] | Ordinary Shares [Member] | Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Conversion price per share (in Dollars per share)					$ 0.89
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued							2,640,000
Par value per share (in Dollars per share)							$ 0.0005
Ordinary Shares [Member] | Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Conversion of convertible debt (in Dollars)					$ 6,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
IPO shares	3,940,000	1,425,000
Par value per share (in Dollars per share)	$ 0.0005
Offering price per share (in Dollars per share)	$ 10
Shares sold			3,600,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares sold			340,000